As filed with the Securities and Exchange Commission on May 12, 2010
                                                                                                                         File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 429	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 429	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	JESSICA N. BENTLEY, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK INSTITUTIONAL TRUST COMPANY, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, N.Y. 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On May 30, 2010, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 429 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until May 30, 2010, the effectiveness of the registration statement for the iShares MSCI Brazil Small Cap Index Fund (the “Fund”), filed in Post-Effective Amendment No. 373 on January 29, 2010, pursuant to paragraph (a) of Rule 485 of the 1933 Act. The effectiveness of the Registration Statement of the Fund was delayed in Post-Effective Amendment No. 409 on April 13, 2010, pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 429 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 373.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 429 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 12th day of May 2010.

By:
Michael Latham*
President and Trustee

Date: May 12, 2010

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 429 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Michael Latham*
President and Trustee

Date: May 12, 2010

John E. Martinez**
Trustee

Date: May 12, 2010

George G. C. Parker**
Trustee

Date: May 12, 2010

Cecilia H. Herbert**
Trustee

Date: May 12, 2010

Charles A. Hurty**
Trustee

Date: May 12, 2010

John E. Kerrigan**
Trustee

Date: May 12, 2010

Robert H. Silver**
Trustee

Date: May 12, 2010

Darrell Duffie**
Trustee

Date: May 12, 2010

Robert S. Kapito***
Trustee

Date: May 12, 2010

/s/ Jack Gee
Jack Gee
Treasurer

Date: May 12, 2010

*, **, ***By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: May 12, 2010

*	Power of Attorney, dated May 1, 2010, for Michael Latham is incorporated herein by reference to Post-Effective Amendment No. 417, filed May 3, 2010.
**
Powers of Attorney, each dated February 23, 2009, for John E. Martinez, George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver, and Darrell Duffie are incorporated herein by reference to Post-Effective Amendment No. 226, filed April 22, 2009.

***	Power of Attorney, dated December 8, 2009, for Robert S. Kapito is incorporated by reference to Post-Effective Amendment No. 354, filed December 28, 2009.